Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities
Net income	$ 6,783,999		$ 7,217,847		$ 7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense	119,834		123,702		150,748
Decrease (Increase) in other assets	(809,867)		(846,763)		(751,967)
Net cash provided by operating activities	11,087,250		11,788,040		17,523,259
Cash flows from financing activities
Dividends paid to stockholders	(4,276,282)		(4,261,652)		(4,110,791)
Proceeds from exercise of stock options	257,425		63,385		189,161
Repurchase of company stock					(366,381)
Net cash provided (used) by financing activities	19,290,845		22,064,488		(28,394,806)
Net (decrease) increase in cash and due from banks	(13,846,427)		18,444,322		1,597,781
Citizens Holding Company
Cash flows from operating activities
Net income	6,783,999		7,217,847		7,162,531
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,603,735)	[1]	(3,016,877)	[1]	(2,677,680)	[1]
Stock compensation expense	119,834		123,702		150,748
Decrease (Increase) in other assets	(40,774)		(61,093)		(62,129)
Increase in other liabilities					400
Net cash provided by operating activities	4,259,324		4,263,579		4,573,870
Cash flows from financing activities
Dividends paid to stockholders	(4,276,282)		(4,261,652)		(4,110,791)
Proceeds from exercise of stock options	257,425		63,385		189,161
Repurchase of company stock					(366,381)
Net cash provided (used) by financing activities	(4,018,857)		(4,198,267)		(4,288,011)
Net (decrease) increase in cash and due from banks	240,467		65,312		285,859
Cash, beginning of year	1,416,801	[2]	1,351,489		1,065,630
Cash, end of year	$ 1,657,268	[2]	$ 1,416,801	[2]	$ 1,351,489

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.